Subsequent Events (Narrative) (Detail) (Subsequent Event [Member])	0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Nov. 14, 2013 Preferred Stock [Member]	Nov. 14, 2013 Preferred Stock [Member] JPY (¥)	Nov. 14, 2013 Preferred Stock [Member] Preferred Stock, Class 5 [Member]	Nov. 14, 2013 Preferred Stock [Member] Preferred Stock, Class 5 [Member] JPY (¥)	Nov. 14, 2013 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Nov. 14, 2013 Preferred Stock [Member] Preferred Stock, Class 11 [Member] JPY (¥)	Nov. 14, 2013 Common Stock [Member]	Nov. 14, 2013 Common Stock [Member] JPY (¥)	Dec. 18, 2013 BTMU [Member] Krungsri [Member] JPY (¥)	Dec. 18, 2013 BTMU [Member] Krungsri [Member] THB	Dec. 18, 2013 BTMU [Member] Krungsri [Member] THB
Approval Of Dividends:
Dividends Payable, Date of Record	Dec. 06, 2013		Dec. 06, 2013		Dec. 06, 2013		Dec. 06, 2013
Dividends Payable, Amount per Share				¥ 57.50		¥ 2.65		¥ 7.00
Dividends Payable, Total amount		¥ 8,970,000,000						¥ 99,145,000,000
Acquisition Of Krungsri
Per share price of Krungsri shares on a voluntary tender offer											39
Approximate percentage of Krungsri's total outstanding shares acquired											72.01%
Approximate total purchase price									¥ 550,000,000,000	171,000,000,000